Cash flows reconciliation (Details Narrative) $ in Millions, R$ in Billions	1 Months Ended								6 Months Ended
	Jun. 30, 2025 USD ($)	May 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 BRL (R$)	Apr. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Contracted a loan									$ 3,287	$ 1,960
Principal interest debentures								$ 46				$ 28
Amount of bond redeemed						$ 329
Premium paid on early redemption of debt security									44
USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued	$ 1,080								1,080
BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued | R$											R$ 6
IPCA [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued	1,080
IPCA [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued	6
Three Series [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Debentures issued	2,000								$ 2,000
SOFR [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan	150	$ 100	$ 50	$ 750	$ 271	360	$ 166
SOFR 1 [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan	100		270	$ 270		$ 60	34
SOFR 2 [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan	$ 247
Banco Bradesco [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan							$ 250	$ 250
NDB [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan			$ 150